INCOME TAX EXPENSE (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)	Dec. 31, 2013 National Bank Of Greece S.A	Dec. 31, 2013 NBG London Branch (United Kingdom)	Dec. 31, 2013 Finansbank A.S. (Turkey)	Dec. 31, 2013 United Bulgarian Bank A.D. Sofia (Bulgaria)	Dec. 31, 2013 Vojvodjanska Banka A.D. Novi Sad (Serbia)	Dec. 31, 2013 Banca Romaneasca S.A. (Romania)	Dec. 31, 2013 NBG Securities S.A. (Greece)	Dec. 31, 2013 NBG Asset Management Mutual Funds S.A. (Greece)	Dec. 31, 2013 Ethniki Leasing S.A. (Greece)	Dec. 31, 2013 Ethniki Hellenic General Insurance S.A. (Greece)	Dec. 31, 2013 Expiration Date 2014 [Member] EUR (€)	Dec. 31, 2013 Expiration Date 2015 [Member] EUR (€)	Dec. 31, 2013 Expiration Date 2016 [Member] EUR (€)	Dec. 31, 2013 Expiration Date 2017 [Member] EUR (€)	Dec. 31, 2013 Expiration Date 2018 [Member] EUR (€)	Dec. 31, 2013 Expiration Date 2019 [Member] EUR (€)	Dec. 31, 2013 Expiration Date 2020 [Member] EUR (€)	Dec. 31, 2013 Unlimited [Member] EUR (€)
The Significant Components Of The Income Tax Expense
Current tax expense domestic			€ (31)	€ (34)	€ (46)
Current tax expense foreign			(102)	(171)	(107)
Deferred tax (expense)/benefit domestic			51	(19)	(308)
Deferred tax (expense)/benefit foreign			(85)	55	2
Total income tax (expense)		(232)	(167)	(169)	(459)
The Differences Between The Statutory Income Tax Rates And The Effective Tax Rates
Income tax calculated based on statutory income tax rate of 26% (2011: 20% and 2012: 20%)			61	(470)	(2,810)
Effect of tax exempt income			(160)	(58)	(18)
Effect of different tax rates in other countries			(37)	(21)	11
Non deductible expenses			50	51	121
Statutory revaluation of fixed assets			11	(10)	0
Effect of change in income tax rate			(1,069)	0	10
Valuation allowance for deferred tax assets			1,297	658	3,115
Non-offsettable income taxes with current year income taxes			1	14	13
Income tax audit settlement			(7)	6	8
Other			20	(1)	9
Income tax expense / (benefit)			167	169	459
Deferred Tax Assets:
Allowance for loan losses			1,299	813
Mark to market valuation of securities and derivatives			597	597
Pension and other post retirement benefits			92	88
Insurance reserves			143	84
Revaluation of land and buildings			168	150
Intangibles recognised upon acquisition and other assets			1	0
Tax free reserves			11	0
Tax loss carried forward			490	370
Other			302	188
PSI tax losses			2,303	1,835
Gross deferred tax assets			5,406	4,125
Deferred tax assets / liabilities for netting			(79)	(167)
Net deferred tax assets			5,327	3,958
Valuation allowance for deferred tax assets			(5,085)	(3,788)
Net deferred tax assets after valuation allowance			242	170
Deferred Tax Liabilities:
Allowance for loan losses			(32)	(36)
Mark to market valuation of securities and derivatives			(20)	(47)
Pension and other post retirement benefits			0	(1)
Revaluation of land and buildings			(1)	(1)
Intangibles recognised upon acquisition and other assets			(32)	(37)
Tax free reserves			(94)	(92)
Other			(21)	(17)
Gross deferred tax liablities			(200)	(231)
Deferred tax liabilities / assets for netting			79	167
Net deferred tax liabilities			(121)	(64)
Deferred Tax Assets Operating Loss Carryforwards Subject To Expiration [Line Items]
Total			1,953														52	756	22	855	204	40	18	6
Reconciliation of the Change in Unrecognized Tax Benefits
Balance, at beginning of year	3		10	11	11
Reductions related to positions taken during prior years			(7)	(1)	0
Balance, at end of year			3	10	11	11
Income Tax Disclosure Textual Details [Abstract]
Total			1,953														52	756	22	855	204	40	18	6
Statutory corporation income tax rate		26.00%	26.00%	20.00%	20.00%	24.00%
Profit distribution withholding tax	10.00%	25.00%	25.00%
Realization Of Deferred Tax Assets			242	170
Tax loss carried forward			490	370
Tax loss carry forwards			1,953														52	756	22	855	204	40	18	6
Deferred tax asset/liability			(1,069)	0	10
Open Tax Years of Major Companies of Group [Line Items]
Open Tax Years Of Major Companies Of Group							2009-2010 & 2012-2013	2011-2013	2008 & 2010-2013	2010-2013	2005-2013	2008-2013	2009-2010&2012-2013	2009-2010&2012-2013	2010&2012-2013	2010&2012-2013
The allocation of income / (loss) before income tax between domestic and foreign
Income / (loss) before income tax domestic			(664)	(3,041)	(14,423)
Income / (loss) before income tax foreign			900	693	375
Total			€ 236	€ (2,348)	€ (14,048)